Exhibit 99.5 Schedule 13

Exception Level
Run Date - 9/XX/2022

Marketing ID	Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
900001006	XX	XX			Credit	Guidelines	Active	2: Acceptable with Warnings	KYQ1P0MVNLW-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines, section 35, documentation requires for refinance transaction: the most recent lease agreement and Single Family Comparable Rent Schedule (Form 1007/1000) is required to determine the monthly rent. The subject property is currently vacant due to remodeling. The file included an approved exception (page 372) to used the market rent to calculate the DSCR as the property is currently vacant due to remodeling.	65% LTV is below the maximum 75% LTV by 10% 765 Representative credit score exceeds the minimum required credit score of 680 by 85 Points.
900001004	XX	XX			Compliance	Disclosures	Active	2: Acceptable with Warnings	GV13PBKS200-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl 2)	The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 6/XX/2022.
900001003	XX	XX	Compliance	Compliance	Resolved	Resolved	FFNK3U4UROK-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 6/XX/2022 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $95.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	There is another XX loan ending in XXXX from 04/XX/2022. The docs such as the initial LE and 1003
datedXX and XX are associated with that file, which is NOT the correct loan here. When it was determined the subject property condo was non-warrantable this loan was denied. The buyer wanted to purchase the property anyway so we advised him that we could do the deal under a Non-QMproduct which he was accepting of. We created a new file XX as a non-warrantable condo with a nondelegated
Non-QM lender and closed the loan. The initial application and LE dated XX is the correct documents for this loan, loan ending in #XX. The loan with XX initial docs ending in XX is
														the CORRECT loan. All other docs should be ignored.	7/XX/2022 Resolved. The information provided is sufficient to cure the violation. Because the initial LE has a different loan number, it was omitted from test.	7/XX/2022 Resolved. The information provided is sufficient to cure the violation. Because the initial LE has a different loan number, it was omitted from test.
900001007	XX	XX	Credit	Credit	Active	2: Acceptable with Warnings	QHT00E5NSZR-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl 2)	The subject transaction cash out refinance. The guidelines require a minimum DSCR of 1.15%. The DSCR was calculated using market rent $3,300/$3,246.84 resulting in a DSCR of 1.02%. The file included an approved exception (page 263) to vest loan with delayed financing. The guidelines do not address delayed financing.	'39.39% LTV is below the maximum 75% LTV by 35.61%
765 Representative credit score exceeds the minimum required credit score of 720 by 45 Points.
$1,624,192.38 reserves exceed the minimum required of $19,481.04 exceeds the minimum by 494.24 months over the required minimum.
0x30 mortgage history for 68 months.
900000991	XX	XX			Compliance	Compliance	Active	2: Acceptable with Warnings	25IVHHMSG3O-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl 2)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Re-Inspection Fee. The change occurred on 6/XX/2022; however, the disclosure was not issued until 6/XX/2022. A cost to cure in the amount of $160.00 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).			7/XX/2022 This loan had a tolerance violation at consummation and it was resolved no later than 60 days after consummation. Because the violation was cured timely, grade is EV2 (B).	7/XX/2022 This loan had a tolerance violation at consummation and it was resolved no later than 60 days after consummation. Because the violation was cured timely, grade is EV2 (B).
900000991	XX	XX			Compliance	Compliance	Active	2: Acceptable with Warnings	25IVHHMSG3O-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 2)	The PCCD issued 7/XX/2022 is inaccurate. The amount of reimbursement includes the lender credit provided on CD 6/XX/2022. The reimbursement should have been for $160 instead of $336.
900001018	XX	XX	Credit	Doc Issue	Resolved	Resolved	1EKKOGY5WB2-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title commitment $XX was less than the loan amount of $XX.	$437,402.36 reserves exceed the minimum required of $34,685.40 exceeds the minimum by 174 months over the required minimum.
693 Representative credit score exceeds the minimum required credit score of 660 by 33 Points.

															7/XX/2022: Resolved. Commitment with correct loan amount received.	7/XX/2022: Resolved. Commitment with correct loan amount received.
900000988	XX	XX			Compliance	Compliance	Active	2: Acceptable with Warnings	QAEZ1QHSNE2-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl 2)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Fee #2. The change occurred on 5/XX/2022; however, the disclosure was not issued until 5/XX/2022. A cost to cure in the amount of $695 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		6/XX/22 Mailing label, copy of refund check, LOE to consumer and PCCD issued 6/XX/22 were received.	6/XX/2022 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured timely (no later than 60 days after consummation), violation is an EV2 (B-minor)	6/XX/2022 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured timely (no later than 60 days after consummation), violation is an EV2 (B-minor)
900000987	XX	XX			Credit	Credit	Resolved	Resolved	FYMYLT5HOMB-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	Missing verification of PITI for rental property on XXXX The 1003 shows no mortgage for the property, but REO report on page 303 indicates there is a mortgage to XX for $XX. No documentation in file to validate. Used lender figures for PITI to calculate ratios pending validation.			6/XX/2022: Resolved. Credit supplement in file shows the mortgage has been paid off. Tax, insurance, and HOA information in file to support the amount used on the final 1003.	6/XX/2022: Resolved. Credit supplement in file shows the mortgage has been paid off. Tax, insurance, and HOA information in file to support the amount used on the final 1003.
900000987	XX	XX			Compliance	Compliance	Active	2: Acceptable with Warnings	FYMYLT5HOMB-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl 2)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on 5/XX/22 was not accepted because a valid change of circumstance was not provided: Title Bringdown Fee. A cost to cure in the amount of $75.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		LOE, refund check, PCCD and mailing label	6/XX/2022 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured timely (no later than 60 days after consummation), violation is an EV2 (B-minor)	6/XX/2022 Resolved. The refund and documentation provided are sufficient to cure the violation. Because it was cured timely (no later than 60 days after consummation), violation is an EV2 (B-minor)
900001025	XX	XX			Compliance	Compliance	Resolved	Resolved	GYB5K0E5NO3-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 5/XX/22 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $75.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		COC dated 5/XX/2022	6/XX/2022 Resolved. The COC dated 5/XX/2022 resolved the tolerance violation.	6/XX/2022 Resolved. The COC dated 5/XX/2022 resolved the tolerance violation.
900000997	XX	XX			Credit	Credit	Resolved	Resolved	HLYJT4XMQOJ-JTR5EY70	Unable to verify PITI on simultaneous loan (ATR)	* Unable to verify PITI on simultaneous loan (ATR) (Lvl R)	Mortgage documents are not in the current loan file for properties at XX and XX addresses.			6/XX/2022: Resolved. Received final CD for XX with a PITI of $2018.59 and XX with a PITI of $2386.18	6/XX/2022: Resolved. Received final CD for XX with a PITI of $2018.59 and XX with a PITI of $2386.18
900001030	XX	XX			Valuation	Doc Issue	Resolved	Resolved	LH3ILYSEPDI-212UC3YR	Missing Appraisal	* Missing Appraisal (Lvl R)	Missing full appraisal from the loan file.			6/XX/2022: Resolved. Received full appraisal	6/XX/2022: Resolved. Received full appraisal
900001030	XX	XX			Credit	Credit	Resolved	Resolved	LH3ILYSEPDI-JTR5EY70	Unable to verify PITI on simultaneous loan (ATR)	* Unable to verify PITI on simultaneous loan (ATR) (Lvl R)	Missing PITIA documentation from the loan file for the following properties: XX			6/XX/2022: Resolved. Received final CD forXX with PITI of $1821.04, XX with PITI of $2417.78, XX with PITI of $2018.59, andXX with PITI of $2438.77	6/XX/2022: Resolved. Received final CD for XX with PITI of $1821.04, XX with PITI of $2417.78, XXr with PITI of $2018.59, and XX with PITI of $2438.77
900001030	XX	XX			Credit	Credit	Resolved	Resolved	LH3ILYSEPDI-PXITUQYJ	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)	Missing full executed initial 1003 from the loan file.			6/XX/2022: Resolved. Received fully executed initial 1003	6/XX/2022: Resolved. Received fully executed initial 1003
900001029	XX	XX			Credit	Credit	Resolved	Resolved	NP2NBQVOKT1-JTR5EY70	Unable to verify PITI on simultaneous loan (ATR)	* Unable to verify PITI on simultaneous loan (ATR) (Lvl R)	Missing documentation to support the PITI for the follow properties: XX			6/XX/2022: Resolved. Received final CD for XX with a PITI of $1821.04, XX with a PITI of $2417.78, XXwith a PITI of $2018.59, andXX with a PITI of $2438.77	6/XX/2022: Resolved. Received final CD for XX with a PITI of $1821.04, XX with a PITI of $2417.78, XX with a PITI of $2018.59, and XX with a PITI of $2438.77
900000984	XX	XX			Compliance	Doc Issue	Resolved	Resolved	NKRZVE2PL45-Q2HOX7RO	Not all title holders executed ROR	* Not all title holders executed ROR (Lvl R)	The Right to Cancel Notice was not signed and dated by the NB with right to rescind.		The borrower held title as sole and separate property prior to placing the property into a trust back in 2006, no spousal joinder would be required if they removed the property back out of the trust.	7/XX/2022 Resolved. The information provided is sufficient to cure the finding.	7/XX/2022 Resolved. The information provided is sufficient to cure the finding.
900000984	XX	XX			Compliance	Compliance	Resolved	Resolved	NKRZVE2PL45-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	There is no evidence of an initial CD and revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.		The borrower held title as sole and separate property prior to placing the property into a trust back in 2006, no spousal joinder would be required if they removed the property back out of the trust.	7/XX/2022 Resolved. The information provided is sufficient to cure the violation.	7/XX/2022 Resolved. The information provided is sufficient to cure the violation.
900000984	XX	XX	Credit	Credit	Active	2: Acceptable with Warnings	NKRZVE2PL45-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl 2)	The mortgages at XX and XX had 1 time over 30 on each, with different dates in the last 6 months. One is January 2022 and other April 2022. Prior to this. only 30 day late was in January 2020 with XX. Reference pages 787 and 1606. Compensating factors are valid and are noted here for the 2 times over 30.	Reserves - The verified reserves are 63.92 more months than the required of 11 months. (primary plus 4 REOs)

Primary Residence - The subject property is Primary Residence

LTV - The LTV is 49% which is 31% below the maximum of 80%.
900000990	XX	XX			Credit	Doc Issue	Resolved	Resolved	0OEE2QJYJOM-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The loan file did not contain a complete title; only the schedule B was provided. Page 553 of the loan file is an invoice from XX; however, the title policy is missing from the file.		The lender provided the title.	6.17.2022: Resolved. The lender provided the title.	6.17.2022: Resolved. The lender provided the title.
900000996	XX	XX			Credit	Credit	Resolved	Resolved	5RZBJQBL1R1-JTR5EY70	Unable to verify PITI on simultaneous loan (ATR)	* Unable to verify PITI on simultaneous loan (ATR) (Lvl R)	Mortgage documents are not in the current loan file for properties at XX and XX addresses.			6/XX/2022: Resolved. Received final CD for XX with a PITI of $1821.04, XX with a PITI of $2417.78, XX with a PITI of $2018.59, XX with a PITI of $2018.59 and XX with a PITI of $2438.77	6/XX/2022: Resolved. Received final CD for XX with a PITI of $1821.04, XX with a PITI of $2417.78, XX with a PITI of $2018.59, XX with a PITI of $2018.59 and XX with a PITI of $2438.77
900000998	XX	XX			Credit	Credit	Resolved	Resolved	Z40OAAKAIC3-JTR5EY70	Unable to verify PITI on simultaneous loan (ATR)	* Unable to verify PITI on simultaneous loan (ATR) (Lvl R)	Mortgage documents are not in the current loan file for properties at XX addresses.			6/XX/2022: Resolved. Received final CD for XX with a PITI of $2417.78,XX with a PITI of $2018.59, and XX with a PITI of $2018.59	6/XX/2022: Resolved. Received final CD for XX with a PITI of $2417.78, XX with a PITI of $2018.59, and XX with a PITI of $2018.59
900000993	XX	XX			Credit	Credit Worthiness	Resolved	Resolved	1SP1TNRPXQX-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	The NewRez guidelines dated 9/XX/2021 p. 14 reflects the requirement to verify the housing payment history as 0x30x12 since the previous mortgage was modified/ The file is missing verification of the pay history.			6/XX/2022: Resolved. Received loan details for XX with a mortgage history of 12 months	6/XX/2022: Resolved. Received loan details for XX with a mortgage history of 12 months
900000993	XX	XX	Compliance	Disclosures	Resolved	Resolved	1SP1TNRPXQX-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with a new creditor; however, the version provided is for a refinance with the same creditor. Version H-9 was provided; Version H-8 was required. The defect can be resolved by opening rescission and providing the correct ROR version.	rescission period expiration	6/XX/2022 Remains. Although the correct Right To Cancel was sent, the consumer has until 06/XX/2022 to rescind. The loan will be resolved once the rescission period has expired.

6/XX/2022 Resolved. The rescission period expiration resolved the violation.	6/XX/2022 Remains. Although the correct Right To Cancel was sent, the consumer has until 06/XX/2022 to rescind. The loan will be resolved once the rescission period has expired.

6/XX/2022 Resolved. The rescission period expiration resolved the violation.
900000993	XX	XX			Credit	Doc Issue	Resolved	Resolved	1SP1TNRPXQX-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The file is missing proof of insurance for the borrower.			6/XX/2022: Resolved. Master policy received with fill walls in coverage. HO6 not required. 6/XX/2022: Remains. Received master policy. Missing proof of insurance for the borrower	6/XX/2022: Resolved. Master policy received with fill walls in coverage. HO6 not required. 6/XX/2022: Remains. Received master policy. Missing proof of insurance for the borrower
900000993	XX	XX			Credit	Eligibility	Active	2: Acceptable with Warnings	1SP1TNRPXQX-GBBTF6MZ	Qual Credit Score does not meet elig. requirements	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl 2)	The XX guidelines dated 9/XX/2021 p. 1 reflects the requirement for a credit score of 680 for a cash out refinance and the credit report reflects the borrowers score as 678. Exception received dated 5/XX/2022 for 678 credit score vs min credit score of 680 for cash out. Compensating factors listed, 46.97 :TV vs 75% max, $22,000 in reserves vs $15,000 required, 27 years self employed and 35% DTI.	Borrower has $17,960 in reserves vs $15,000 required. LTV is 53.64% vs 75% max $7,000 in residual income vs $2,000 required 28 years self employed